VARIABLE INTEREST ENTITIES ("VIEs") - Summary of the Sale and Leaseback Arrangement (Details) - Variable interest entity, primary beneficiary $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Lease duration (in years)	10 years
CSSC entity | FLNG Hilli
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 1,200.0
Lease duration (in years)	10 years
Next repurchase option (in $ millions)	$ 633.2
Net repurchase obligation at end of lease term (in $ millions)	$ 300.0